Taxes On Income - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum	Dec. 31, 2013 U S Federal	Dec. 31, 2013 U S State	Dec. 31, 2013 U S State Maximum	Dec. 31, 2013 U S State Minimum	Dec. 31, 2013 Research And Development Tax Credit	Dec. 31, 2013 Research And Development Tax Credit Maximum	Dec. 31, 2013 Research And Development Tax Credit Minimum	Jul. 30, 2013 January 1, 2014 thereafter	Dec. 31, 2010 January 1, 2014 thereafter	Dec. 31, 2010 Two Thousand Twelve [Member]	Dec. 31, 2010 2013
Operating Loss Carryforwards [Line Items]
Corporate tax rate	25.00%	25.00%	24.00%										26.50%
Enacted effective income tax rate														16.00%	15.00%	12.50%
Dividend income tax rate				20.00%	15.00%
Undistributed earnings of subsidiaries	$ 156,817,000
Additional Israeli and Foreign income taxes	30,863,000
U.S. federal loss carry forward						608,471,000	268,557,000			9,603,000
Operating loss carry forward expiration years						2018		2024	2014		2033	2019
Uncertain tax positions interest expense	20,857,000	15,032,000	13,587,000
Uncertain tax positions accrued interest	4,578,000	63,059,000
Minimum obligation to invest during five years period	$ 111,000